Accounts Receivable, Net - Summary of Accounts Receivable Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net
Accounts receivable, gross:	¥ 1,121		¥ 1,596
Less: allowance for expected credit loss of receivables	(39)		(39)
Accounts receivable, net	¥ 1,082	$ 148	¥ 1,557